Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Trade And Other Payables
Trade and other payables consist of the following:

	As of March 31,
	2026		2025
Trade payables	Rs.	22,362	Rs.	20,053
Due to creditors for expenses		8,023		6,431
Due to capital creditors		3,026		9,039
	Rs.	33,411	Rs.	35,523